Restatement - Consolidated Statement of Financial Position (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment	$ 158,574	$ 32,684
Total assets	308,908	195,661
Lease liabilities	680	376
Lease liabilities	2,989	1,945
Total liabilities	125,802	10,759
Accumulated other comprehensive loss	(3,030)	(3,498)
Deficit	(194,511)	(67,301)
Total shareholders' equity	183,106	184,902	$ 21,758
Total liabilities and shareholders' equity	$ 308,908	195,661
As previously reported
Property, plant and equipment		30,689
Exploration and evaluation assets		7,884
Total assets		193,779
Lease liabilities		28
Accrued liabilities		39
Lease liabilities		217
Total liabilities		8,716
Accumulated other comprehensive loss		(3,519)
Deficit		(67,119)
Total shareholders' equity		185,063
Total liabilities and shareholders' equity		193,779
Adjustments
Property, plant and equipment		1,995
Exploration and evaluation assets		(113)
Total assets		1,882
Lease liabilities		348
Accrued liabilities		(33)
Lease liabilities		1,728
Total liabilities		2,043
Accumulated other comprehensive loss		21
Deficit		(182)
Total shareholders' equity		(161)
Total liabilities and shareholders' equity		1,882
As Restated
Property, plant and equipment		32,684
Exploration and evaluation assets		7,771
Total assets		195,661
Lease liabilities		376
Accrued liabilities		6
Lease liabilities		1,945
Total liabilities		10,759
Accumulated other comprehensive loss		(3,498)
Deficit		(67,301)
Total shareholders' equity		184,902
Total liabilities and shareholders' equity		$ 195,661